PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total[1]
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2025	941	892	7	716	270	2,826
Additions	2	65	—	213	22	302
Reclassification to assets held for sale	(15)	—	—	—	—	(15)
Disposals	(20)	(38)	(1)	(225)	(15)	(299)
At 31 December 2025	908	919	6	704	277	2,814
Accumulated depreciation and impairment:
At 1 January 2025	238	685	7	142	191	1,263
Charge for the year	22	55	—	70	18	165
Impairment during the year	16	4	—	5	3	28
Reclassification to assets held for sale	(7)	—	—	—	—	(7)
Disposals	(18)	(37)	(1)	(86)	(4)	(146)
At 31 December 2025	251	707	6	131	208	1,303
Carrying amount	657	212	—	573	69	1,511

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total[1]
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2024	918	877	67	635	263	2,760
Additions	35	47	—	304	21	407
Disposals	(20)	(41)	(60)	(223)	(14)	(358)
Other	8	9	—	—	—	17
At 31 December 2024	941	892	7	716	270	2,826
Accumulated depreciation and impairment:
At 1 January 2024	226	653	67	147	173	1,266
Charge for the year	21	60	—	75	18	174
Impairment during the year	(5)	(3)	—	—	—	(8)
Disposals	(11)	(33)	(60)	(80)	—	(184)
Other	7	8	—	—	—	15
At 31 December 2024	238	685	7	142	191	1,263
Carrying amount	703	207	—	574	79	1,563
1In 2025 and 2024, property included investment properties of £16m.
See Note 27 for further details on the property provision made as part of transforming our branch network.